Taxation - Summary of total unused tax losses carried forward analysed by expiry terms (Details) - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	€ 951	€ 815
Deferred tax asset recognised	394	1,055
Within 1 year
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised
Deferred tax asset recognised
More than 1 year but less than 5 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	135	126
Deferred tax asset recognised	14	633
More than 5 years but less than 10 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	9	9
Deferred tax asset recognised	66	2
More than 10 years but less than 20 years
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised
Deferred tax asset recognised
Unlimited
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
No deferred tax asset recognised	808	681
Deferred tax asset recognised	€ 313	€ 421